PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Fixtures and fittings		$ 806,117	$ 346,500
Less accumulated depreciation		(273,609)	(144,335)
Property and equipment, net	$ 581,903	$ 532,508	$ 202,145